Financial Assets - Summary of Investments Accounted for Using Equity Method (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Beginning balance	€ 1,248	€ 1,299
Translation adjustment	(21)	(83)
Investments and advances	2	11	€ 7
Investment and loan to associate in lieu of cash proceeds	85
Joint ventures becoming subsidiaries (note 32)	(120)
Disposals and repayments	(44)	(13)
Arising on acquisition (note 32)	1
Share of profit after tax	60	65	42
Dividends received	(48)	(31)
Ending balance	1,163	1,248	1,299
Other [Member]
Disclosure of financial assets [line items]
Beginning balance	25	26
Translation adjustment		(1)
Disposals and repayments	(2)
Ending balance	23	25	26
Share of net assets [Member]
Disclosure of financial assets [line items]
Beginning balance	1,123	1,152
Translation adjustment	(18)	(67)
Investments and advances	1	5
Investment and loan to associate in lieu of cash proceeds	35
Joint ventures becoming subsidiaries (note 32)	(13)
Disposals and repayments	(39)	(1)
Arising on acquisition (note 32)	1
Share of profit after tax	60	65
Dividends received	(48)	(31)
Ending balance	1,102	1,123	1,152
Loans1 [member]
Disclosure of financial assets [line items]
Beginning balance	125	147
Translation adjustment	(3)	(16)
Investments and advances	1	6
Investment and loan to associate in lieu of cash proceeds	50
Joint ventures becoming subsidiaries (note 32)	(107)
Disposals and repayments	(5)	(12)
Ending balance	€ 61	€ 125	€ 147